Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cybersecurity risk management
Cybersecurity is an integral part of IHG’s
overall risk management and internal
control framework. Our information
security risk management programme
follows the National Institute of
Standards and Technology Cyber
Security Framework and supports
the identification of the systems, data,
and other information assets that
are considered most sensitive from
a confidentiality perspective, or most
critical from an availability perspective.
These include guest data, credit card
data, pre-public financial information,
and revenue generating applications.
Standards, policies and procedures are
in place to manage how personal data
can be used and protected across IHG,
including a requirement for participation
by all employees in annual e-learning
training on handling information
responsibly.
The Information Security programme
incorporates:
–Engagement with leaders from other
IHG business functions, including
to identify and assess cybersecurity
threats, and to act as point of contact
for escalation of issues and incidents.
–User awareness and colleague
engagement, including
communications to corporate and
hotel teams on changing threats
and phishing simulation exercises
to raise risk awareness.
–Maintenance of information risk
management processes including
a risk register and standard
contract language.
–Risk assessment of third parties based
on access to IHG systems, data,
and operational reliance using a
combination of manual procedures,
for example, completion of security
questionnaires, and independent
cyber risk scoring. Critical rated
third parties are reviewed annually.
–Security compliance to coordinate
required tracking of compliance for
applicable regulations and standards,
including remediation of any
regulatory and audit findings.
–Security engineering and architecture
to define, implement and maintain
standards for the secure use of core
technology platforms and solutions,
including new technology solutions
and potential business partners
and acquisitions.
–Assessment of the security of
individual business applications and
platforms, including good security
hygiene within coding.
–Vulnerability management for all
technical components of infrastructure
and core application platforms.
–Identity and access management
for global platforms and solutions,
including privileged access
management, and loyalty account
members.
–Cyber threat intelligence relationships
with worldwide law enforcement and
intelligence sharing organisations,
profiling likely threat actors and
methods, and providing insight
on threat levels.
–Security operations monitoring,
triaging alerts to facilitate response
and action within agreed service
level agreements.
–Cyber incident response using agreed
and practised playbooks for security
events, coordinating with external
incident response groups and wider
IHG crisis protocols, and deploying
tabletop exercises to simulate
scenarios and identify potential
gaps in response.
–Centre of Excellence project
management, continuous process
improvement, tracking of key
performance metrics, change
management, and communications
to internal, executive and external
stakeholder groups.
In 2025 we did not identify any
cybersecurity threats that have
materially affected or are reasonably
likely to materially affect our business
strategy, results of operations, or
financial condition. However, despite
our efforts, we cannot eliminate
all risks from cybersecurity threats,
or provide assurances that we have
not experienced an undetected
cybersecurity incident.
As we explained in our 6 and 29
September 2022 Stock Exchange
Announcements, parts of our
technology systems were subject to
unauthorised activity, causing disruption
to our booking channels and other
applications. In line with our crisis
management framework, teams across
IHG came together to evaluate and
address the incident, supported by
external specialists. No evidence of
unauthorised access to systems storing
guest data was identified. The Board
was engaged throughout the
incident response.

+	For more information about our risks, please refer to pages 48 to 53 and pages 266 to 274.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity is an integral part of IHG’s
overall risk management and internal
control framework. Our information
security risk management programme
follows the National Institute of
Standards and Technology Cyber
Security Framework and supports
the identification of the systems, data,
and other information assets that
are considered most sensitive from
a confidentiality perspective, or most
critical from an availability perspective.
These include guest data, credit card
data, pre-public financial information,
and revenue generating applications.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity
Cybersecurity governance
IHG’s Board of Directors is ultimately
accountable for establishing a
framework of prudent and effective
controls, which enable risk to be
assessed and managed. Management,
including the Chief Information Security
Officer (CISO) and our cybersecurity
team, regularly update the Board on the
Company’s cybersecurity programmes,
material risks and mitigation strategies
and provide status and risk reports
at least annually. The Audit Committee
reviews the appropriateness of IHG’s
risk management and internal control
framework to address risks and
has allocated particular attention
to cybersecurity and governance in
the context of previous criminal,
unauthorised access to the Group’s
technology systems.
Management is responsible for
identifying, considering and assessing
material cybersecurity risks on an
ongoing basis, establishing processes
to ensure that such potential exposures
are monitored, putting in place
appropriate mitigation measures and
maintaining cybersecurity programmes.
This is guided by periodic external third-
party assessment of IHG’s cyber risks
and the maturity of the cybersecurity
programme. The cyber incident
response framework uses defined
playbooks, coordinating with external
incident response groups and aligning
with wider IHG crisis management and
escalation protocols, including triggers
for reporting to senior management,
Board of Directors and external parties
where required.
IHG’s CISO has overall responsibility
for the Information Security strategy
and the development and management
of the associated programme. The CISO
was hired by IHG in 2018 from Invesco,
a global investment management
company, where he built and ran the
cybersecurity programme as CISO
for more than 10 years. The CISO is
supported by a dedicated, certified
and experienced in-house team,
complemented by outsourced groups
for performing either highly repetitive or
operational tasks or for very specialised
skillsets such as penetration testing or
cyber forensics.
The CISO receives reports from the
team to enable the monitoring of the
prevention, detection, mitigation, and
remediation of cybersecurity incidents.
IHG employs several independent
or third-party mechanisms to provide
a level of assurance that the different
information security capabilities are
operating effectively and assessment
of risk is also informed by observations
arising from a variety of independent
auditing either from IHG’s Internal
Audit function or as part of regulatory
compliance work performed including
Sarbanes-Oxley, SWIFT, SOC-1 and
MLPS (China). As noted above, periodic
external assessments are also conducted
of the maturity of the cybersecurity
programme, which are also reported
to the Board of Directors.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee
reviews the appropriateness of IHG’s
risk management and internal control
framework to address risks and
has allocated particular attention
to cybersecurity and governance in
the context of previous criminal,
unauthorised access to the Group’s
technology systems.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management,
including the Chief Information Security
Officer (CISO) and our cybersecurity
team, regularly update the Board on the
Company’s cybersecurity programmes,
material risks and mitigation strategies
and provide status and risk reports
at least annually. The Audit Committee
reviews the appropriateness of IHG’s
risk management and internal control
framework to address risks and
has allocated particular attention
to cybersecurity and governance in
the context of previous criminal,
unauthorised access to the Group’s
technology systems.
Management is responsible for
identifying, considering and assessing
material cybersecurity risks on an
ongoing basis, establishing processes
to ensure that such potential exposures
are monitored, putting in place
appropriate mitigation measures and
maintaining cybersecurity programmes.
This is guided by periodic external third-
party assessment of IHG’s cyber risks
and the maturity of the cybersecurity
programme. The cyber incident
response framework uses defined
playbooks, coordinating with external
incident response groups and aligning
with wider IHG crisis management and
escalation protocols, including triggers
for reporting to senior management,
Board of Directors and external parties
where required.
IHG’s CISO has overall responsibility
for the Information Security strategy
and the development and management
of the associated programme. The CISO
was hired by IHG in 2018 from Invesco,
a global investment management
company, where he built and ran the
cybersecurity programme as CISO
for more than 10 years. The CISO is
supported by a dedicated, certified
and experienced in-house team,
complemented by outsourced groups
for performing either highly repetitive or
operational tasks or for very specialised
skillsets such as penetration testing or
cyber forensics.
The CISO receives reports from the
team to enable the monitoring of the
prevention, detection, mitigation, and
remediation of cybersecurity incidents.
IHG employs several independent
or third-party mechanisms to provide
a level of assurance that the different
information security capabilities are
operating effectively and assessment
of risk is also informed by observations
arising from a variety of independent
auditing either from IHG’s Internal
Audit function or as part of regulatory
compliance work performed including
Sarbanes-Oxley, SWIFT, SOC-1 and
MLPS (China). As noted above, periodic
external assessments are also conducted
of the maturity of the cybersecurity
programme, which are also reported
to the Board of Directors.

Cybersecurity Risk Role of Management [Text Block]	Management is responsible for
identifying, considering and assessing
material cybersecurity risks on an
ongoing basis, establishing processes
to ensure that such potential exposures
are monitored, putting in place
appropriate mitigation measures and
maintaining cybersecurity programmes.
This is guided by periodic external third-
party assessment of IHG’s cyber risks
and the maturity of the cybersecurity
programme. The cyber incident
response framework uses defined
playbooks, coordinating with external
incident response groups and aligning
with wider IHG crisis management and
escalation protocols, including triggers
for reporting to senior management,
Board of Directors and external parties
where required.
IHG’s CISO has overall responsibility
for the Information Security strategy
and the development and management
of the associated programme. The CISO
was hired by IHG in 2018 from Invesco,
a global investment management
company, where he built and ran the
cybersecurity programme as CISO
for more than 10 years. The CISO is
supported by a dedicated, certified
and experienced in-house team,
complemented by outsourced groups
for performing either highly repetitive or
operational tasks or for very specialised
skillsets such as penetration testing or
cyber forensics.
The CISO receives reports from the
team to enable the monitoring of the
prevention, detection, mitigation, and
remediation of cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management,
including the Chief Information Security
Officer (CISO) and our cybersecurity
team, regularly update the Board on the
Company’s cybersecurity programmes,
material risks and mitigation strategies
and provide status and risk reports
at least annually.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	IHG’s CISO has overall responsibility
for the Information Security strategy
and the development and management
of the associated programme. The CISO
was hired by IHG in 2018 from Invesco,
a global investment management
company, where he built and ran the
cybersecurity programme as CISO
for more than 10 years.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CISO receives reports from the team to enable the monitoring of the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true